Employee Benefit Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employer matching contribution cost	$ 1,100,000	$ 0
Employed discretionary contribution amount	$ 0